Condensed Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Preferred Stock, par value	$ 0.001	$ 0.001
Preferred Stock,authorized	10,000,000	10,000,000
Preferred Stock, issue and outstanding	2,000,000	2,000,000
Common Stock, par value	$ 0.001	$ 0.001
Common Stock, authorized	100,000,000	40,096,686
Common Stock, issued and outstanding	30,699,223	30,699,223